Administrative [Member] Expense Example, No Redemption - Administrative [Member] - Western Asset Institutional Liquid Reserves - Administrative Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 41
Expense Example, No Redemption, 3 Years	1,174
Expense Example, No Redemption, 5 Years	2,297
Expense Example, No Redemption, 10 Years	$ 5,062